SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of change in carrying value of redeemable class A common stock

	Shares	Dollars
Class A common stock subject to possible redemption - December 31, 2021	17,309,719	$175,693,636

Redemption and withdrawals	(13,769,910)	(143,462,997)
Due from Sponsor (restated)	—	209,262
Remeasurement carrying value to redemption value	—	5,016,618
Class A common stock subject to possible redemption – December 31, 2022	3,539,809	37,456,519

Due from Sponsor	—	265,776
Redemption and withdrawals	(2,449,091)	(26,538,036)
Remeasurement carrying value to redemption value	—	1,496,092
Class A common stock subject to possible redemption – December 31, 2023	1,090,718	$12,680,351

Schedule of calculation of basic and diluted net income (loss) per common share

	For the Year Ended
	December 31, 2023
	Class A	Class B
Basic and diluted net (loss) per share
Numerator:
Allocation of net (loss)	$(547,099)	$(412,991)
Denominator:
Basic and diluted weighted average shares outstanding	3,994,189	3,015,106

Basic and diluted net (loss) per share	$(0.14)	$(0.14)

	For the Year Ended
	December 31, 2022
	Class A	Class B
Basic and diluted net income per share
Numerator:
Allocation of net income	$5,593,607	$1,599,663
Denominator:
Basic and diluted weighted average shares outstanding	15,737,185	4,500,528

Basic and diluted net income per share	$0.36	$0.36